UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22870

Investment Company Act file number

Stone Ridge Trust II

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2020

Unaudited

Stone Ridge Reinsurance Risk Premium Interval Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or, if you invest directly through the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), from the Transfer Agent. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary or, if you invest directly through the Transfer Agent, by contacting the Transfer Agent at (855) 609-3680. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds within the fund complex if you invest directly through the Transfer Agent.

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2020 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2020	$ 219,622,945	6.9%

2021	206,392,109	6.5%

2022	135,010,114	4.2%

2023	101,617,880	3.2%

2024	103,049,593	3.2%

2025	28,340,542	0.9%

2027	17,947,310	0.6%

Not Applicable(1)	2,073,499,114	65.0%

Other(2)	305,307,689	9.6%
Total Net Assets	$3,190,787,296

(1)	Preference shares and private fund units do not have maturity dates.
(2)	Cash, cash equivalents, short-term investments and other assets less liabilities.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	VALUE
EVENT LINKED BONDS - 21.3%
Global - 6.7%
Earthquake - 0.5%
Acorn Re 2018-1 Class A (3 Month Libor USD + 2.750%), 11/10/2021 (a)(b)(c)(d)(e) (Cost: $6,413,000; Original Acquisition Date: 07/03/2018)	$6,413,000	$6,276,403
IBRD CAR 116 (3 Month Libor USD + 2.500%), 02/15/2021 (a)(b)(c)(d) (Cost: $6,899,397; Original Acquisition Date: 08/09/2019)	6,954,000	6,753,030
IBRD CAR 117 (3 Month Libor USD + 3.000%), 02/15/2021 (a)(b)(c)(d) (Cost: $3,293,969; Original Acquisition Date: 03/26/2020)	3,341,000	3,241,772
IBRD CAR 123 Class A (3 Month Libor USD + 5.500%), 12/02/2022 (a)(b)(c)(d) (Cost: $588,000; Original Acquisition Date: 11/15/2019)	588,000	580,973

		16,852,178

Mortality/Longevity/Disease - 0.1%
IBRD CAR 111-Class A (6 Month Libor USD + 6.900%), 07/15/2020 (a)(b)(c)(d) (Cost: $5,034,000; Original Acquisition Date: 06/28/2017)	5,034,000	4,102,710
IBRD CAR 112-Class B (6 Month Libor USD + 11.500%), 07/15/2020 (a)(b)(c)(d)(f) (Cost: $629,000; Original Acquisition Date: 06/28/2017)	629,000	786

		4,103,496

Multiperil - 5.2%
Atlas Capital 2020 DAC 2020-1 (T-Bill 3 Month + 8.250%), 06/08/2027 (a)(b)(c)(d) (Cost: $16,135,000; Original Acquisition Date: 04/23/2020)	16,135,000	16,130,966
Atlas Capital UK 2019 PLC 2019-1 (3 Month Libor USD + 11.750%), 06/07/2023 (a)(b)(c)(d) (Cost: $4,564,000; Original Acquisition Date: 05/24/2019)	4,564,000	4,406,542
Atlas IX 2015-1 (3 Month Libor USD + 0.100%), 01/07/2021 (a)(b)(c)(d)(f)(g) (Cost: $1,680,283; Original Acquisition Date: 06/16/2017)	1,680,200	1,248,389
Galilei Re 2017-1 Class A-2 (6 Month Libor USD + 13.840%), 01/08/2021 (a)(b)(c)(d) (Cost: $5,250,000; Original Acquisition Date: 12/21/2016)	5,250,000	5,127,937

	PRINCIPAL AMOUNT	VALUE
Multiperil - 5.2% (continued)
Galilei Re 2017-1 Class C-2 (6 Month Libor USD + 5.680%), 01/08/2021 (a)(b)(c)(d) (Cost: $16,000,000; Original Acquisition Date: 12/21/2016)	$16,000,000	$15,672,000
Galilei Re 2017-1 Class D-2 (6 Month Libor USD + 5.880%), 01/08/2021 (a)(b)(c)(d) (Cost: $8,000,000; Original Acquisition Date: 12/21/2016)	8,000,000	7,832,800
Galileo Re 2017-1 Class B (3 Month Libor USD + 17.500%), 11/06/2020 (a)(b)(c)(d) (Cost: $1,676,000; Original Acquisition Date: 10/30/2017)	1,676,000	1,639,966
Kendall Re 2018-1 Class A (3 Month Libor USD + 5.250%), 05/06/2021 (a)(b)(c)(d) (Cost: $9,330,224; Original Acquisition Date: 04/29/2020)	9,507,000	9,124,819
Kilimanjaro Re II 2017-1 Class A-1 (6 Month Libor USD + 10.610%), 04/20/2021 (a)(b)(c)(d) (Cost: $13,834,000; Original Acquisition Date: 04/06/2017)	13,834,000	13,396,846
Kilimanjaro Re II 2017-1 Class B-1 (6 Month Libor USD + 7.910%), 04/20/2021 (a)(b)(c)(d) (Cost: $28,287,032; Original Acquisition Date: 07/06/2018)	28,259,000	27,536,982
Kilimanjaro Re II 2017-1 Class C-1 (6 Month Libor USD + 6.300%), 04/20/2021 (a)(b)(c)(d) (Cost: $18,996,233; Original Acquisition Date: 07/10/2018)	18,973,000	18,483,497
Kilimanjaro Re II 2017-2 Class A-2 (6 Month Libor USD + 10.610%), 04/21/2022 (a)(b)(c)(d) (Cost: $5,929,000; Original Acquisition Date: 04/06/2017)	5,929,000	5,587,490
Kilimanjaro Re II 2017-2 Class B-2 (6 Month Libor USD + 7.910%), 04/21/2022 (a)(b)(c)(d) (Cost: $8,893,000; Original Acquisition Date: 04/06/2017)	8,893,000	8,460,800
Kilimanjaro Re II 2017-2 Class C-2 (6 Month Libor USD + 6.300%), 04/21/2022 (a)(b)(c)(d) (Cost: $6,640,000; Original Acquisition Date: 04/06/2017)	6,640,000	6,334,892
Loma Re 2013-1 Class C (T-Bill 3 Month + 0.500%), 01/08/2021 (a)(b)(c)(d)(f) (Cost: $1,739,000; Original Acquisition Date: 12/20/2013)	1,739,000	530,395

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT		VALUE
Multiperil - 5.2% (continued)
Matterhorn Re Ltd 2020-2 Class A (T-Bill 3 Month + 5.000%), 01/08/2024 (a)(b)(c)(d) (Cost: $3,049,000; Original Acquisition Date: 01/29/2020)		$3,049,000	$3,030,401
Northshore Re 2018-1 Class A (3 Month Libor USD + 7.990%), 07/08/2022 (a)(b)(c)(d) (Cost: $8,010,053; Original Acquisition Date: 04/21/2020)		8,123,000	7,905,304
Northshore Re II 2019-1 Class A (T-Bill 3 Month + 7.500%), 07/07/2023 (a)(b)(c)(d) (Cost: $3,905,000; Original Acquisition Date: 06/21/2019)		3,905,000	3,809,718
Resilience Re Series 1711A 0.000%, 12/31/2020 (a)(d)(f)(h) (Cost: $238,865; Original Acquisition Date: 02/06/2017)		25,000,000	—
Resilience Re Series 1741A 0.000%, 05/01/2020 (a)(d)(f)(h) (Cost: $205,044; Original Acquisition Date: 04/10/2017)		75,000,000	—
Riverfront Re 2017-1 Class A (T-Bill 3 Month + 4.910%), 01/15/2021 (a)(b)(c)(d) (Cost: $9,196,662; Original Acquisition Date: 04/19/2018)		9,212,000	9,043,881

			165,303,625

Other - 0.9%
Horse Capital I DAC Class A (3 Month EURIBOR + 4.000%), 06/15/2020 (a)(b)(c)(d) (Cost: $6,052,186; Original Acquisition Date: 12/14/2016)	EUR	5,750,000	6,275,328
Horse Capital I DAC Class B (3 Month EURIBOR + 6.250%), 06/15/2020 (a)(b)(c)(d) (Cost: $4,736,493; Original Acquisition Date: 12/14/2016)		4,500,000	4,918,277
Horse Capital I DAC Class C (3 Month EURIBOR + 12.000%), 06/15/2020 (a)(b)(c)(d) (Cost: $16,292,416; Original Acquisition Date: 09/21/2017)		14,750,000	16,142,839

			27,336,444

			213,595,743

	PRINCIPAL AMOUNT	VALUE
Japan - 0.8%
Earthquake - 0.6%
Kizuna Re II 2018-1 Class B (T-Bill 3 Month + 2.500%), 04/11/2023 (a)(b)(c)(d)(e) (Cost: $388,000; Original Acquisition Date: 03/16/2018)	$388,000	$380,473
Nakama Re 2015-1 Class 2 (T-Bill 3 Month + 3.250%), 01/14/2021 (a)(b)(c)(d) (Cost: $2,128,852; Original Acquisition Date: 05/03/2019)	2,132,000	2,095,543
Nakama Re 2016-1 Class 2 (6 Month Libor USD + 3.250%), 10/13/2021 (a)(b)(c)(d)(e) (Cost: $10,170,000; Original Acquisition Date: 09/21/2016)	10,170,000	9,961,006
Nakama Re 2018-1 Class 1 (3 Month Libor USD + 2.000%), 04/13/2023 (a)(b)(c)(d) (Cost: $1,728,304; Original Acquisition Date: 03/11/2019)	1,744,000	1,668,398
Nakama Re 2018-1 Class 2 (3 Month Libor USD + 3.000%), 04/13/2023 (a)(b)(c)(d) (Cost: $3,324,676; Original Acquisition Date: 11/05/2019)	3,362,000	3,265,174
Nakama Re 2020-1 Class 1 (T-Bill 3 Month + 2.200%), 01/01/2025 (a)(b)(c)(d) (Cost: $871,000; Original Acquisition Date: 02/04/2020)	871,000	844,522

		18,215,116

Multiperil - 0.1%
Akibare Re 2018-1 Class A (3 Month Libor USD + 1.900%), 04/07/2022 (a)(b)(c)(d) (Cost: $2,855,091; Original Acquisition Date: 04/28/2020)	2,960,000	2,858,472
Akibare Re 2018-1 Class B (3 Month Libor USD + 1.900%), 04/07/2022 (a)(b)(c)(d) (Cost: $2,594,155; Original Acquisition Date: 03/09/2020)	2,669,000	2,574,384

		5,432,856

Windstorm - 0.1%
Aozora Re 2017-1 Class A (6 Month Libor USD + 2.000%), 04/07/2021 (a)(b)(c)(d) (Cost: $2,691,206; Original Acquisition Date: 01/31/2020)	2,792,000	2,740,348

		26,388,320

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	VALUE
Mexico - 0.2%
Earthquake - 0.1%
IBRD CAR 125 Class A (3 Month Libor USD + 3.500%), 03/13/2024 (a)(b)(c)(d) (Cost: $3,619,000; Original Acquisition Date: 02/28/2020)	$3,619,000	$3,502,830
IBRD CAR 126 Class B (3 Month Libor USD + 9.000%), 03/13/2024 (a)(b)(c)(d) (Cost: $639,000; Original Acquisition Date: 02/28/2020)	639,000	619,862

		4,122,692

Windstorm - 0.1%
IBRD CAR 127 Class C (3 Month Libor USD + 10.000%), 03/13/2024 (a)(b)(c)(d) (Cost: $3,479,684; Original Acquisition Date: 03/12/2020)	3,479,000	3,367,672

		7,490,364

United States - 13.6%
Earthquake - 2.3%
Merna Re 2018-1 Class A (T-Bill 3 Month + 2.000%), 04/08/2021 (a)(b)(c)(d)(e) (Cost: $4,007,000; Original Acquisition Date: 03/26/2018)	4,007,000	3,962,923
Ursa Re 2017-1 Class B (T-Bill 3 Month + 3.500%), 05/27/2020 (a)(b)(c)(d)(e) (Cost: $24,670,678; Original Acquisition Date: 03/23/2020)	24,723,000	24,631,525
Ursa Re 2017-1 Class E (T-Bill 3 Month + 6.000%), 05/27/2020 (a)(b)(c)(d)(e) (Cost: $21,575,494; Original Acquisition Date: 03/26/2020)	21,663,000	21,375,965
Ursa Re 2018-1 Class D (T-Bill 3 Month + 5.240%), 09/24/2021 (a)(b)(c)(d)(e) (Cost: $12,708,000; Original Acquisition Date: 09/07/2018)	12,708,000	12,367,425
Ursa Re 2019-1 Class C (T-Bill 3 Month + 5.750%), 12/10/2022 (a)(b)(c)(d) (Cost: $12,152,000; Original Acquisition Date: 11/20/2019)	12,152,000	11,863,998

		74,201,836

Flood - 0.4%
FloodSmart Re 2019 Class A (T-Bill 3 Month + 11.830%), 03/07/2022 (a)(b)(d) (Cost: $9,713,047; Original Acquisition Date: 04/22/2020)	10,000,000	9,678,000

	PRINCIPAL AMOUNT	VALUE
Flood - 0.4% (continued)
FloodSmart Re 2020 Class B (T-Bill 3 Month + 14.500%), 02/27/2023 (a)(b)(d) (Cost: $3,382,854; Original Acquisition Date: 04/28/2020)	$3,500,000	$3,375,750

		13,053,750

Multiperil - 7.0%
Armor Re II 2018-1 Class A (T-Bill 3 Month + 3.840%), 06/08/2020 (a)(b)(c)(d) (Cost: $2,136,000; Original Acquisition Date: 04/10/2018)	2,136,000	2,129,165
Armor Re II 2019-1 Class A (T-Bill 3 Month + 5.900%), 06/08/2022 (a)(b)(c)(d) (Cost: $3,411,000; Original Acquisition Date: 05/09/2019)	3,411,000	3,283,599
Bonanza Re 2020-1 Class A (T-Bill 3 Month + 4.750%), 02/20/2024 (a)(b)(d) (Cost: $2,025,000; Original Acquisition Date: 02/13/2020)	2,025,000	1,981,867
Bowline 2018-1 Class A (T-Bill 3 Month + 4.500%), 05/23/2022 (a)(b)(c)(d) (Cost: $6,294,000; Original Acquisition Date: 05/10/2018)	6,294,000	6,152,070
Bowline Re 2019-1 Class A (T-Bill 3 Month + 4.500%), 03/20/2023 (a)(b)(c)(d) (Cost: $3,983,000; Original Acquisition Date: 03/08/2019)	3,983,000	3,879,840
Bowline Re 2019-1 Class B (T-Bill 3 Month + 8.850%), 03/20/2023 (a)(b)(c)(d) (Cost: $3,236,000; Original Acquisition Date: 03/08/2019)	3,236,000	3,162,866
Caelus 2018-1 Class A (T-Bill 3 Month + 3.930%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,681,000; Original Acquisition Date: 05/04/2018)	2,681,000	2,572,554
Caelus 2018-1 Class B (T-Bill 3 Month + 4.640%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,743,791; Original Acquisition Date: 07/24/2018)	1,745,000	1,631,924
Caelus 2018-1 Class C (T-Bill 3 Month + 7.820%), 06/07/2021 (a)(b)(c)(d) (Cost: $3,218,000; Original Acquisition Date: 05/04/2018)	3,218,000	2,824,760
Caelus 2018-1 Class D (T-Bill 3 Month + 10.900%), 06/07/2021 (a)(b)(c)(d) (Cost: $536,000; Original Acquisition Date: 05/04/2018)	536,000	415,400

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 7.0% (continued)
Caelus Re 2020-1 Class A-1 (T-Bill 3 Month + 5.500%), 06/07/2023 (a)(b)(c)(d) (Cost: $1,084,306; Original Acquisition Date: 04/20/2020)	$1,135,000	$1,081,371
Caelus Re V 2017-1 Class B (T-Bill 3 Month + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $4,953,000; Original Acquisition Date: 04/27/2017)	4,953,000	4,284,345
Caelus Re V 2017-1 Class C (T-Bill 3 Month + 0.500%), 06/05/2020 (a)(b)(c)(d)(f) (Cost: $3,170,000; Original Acquisition Date: 04/27/2017)	3,170,000	79,408
Caelus Re V 2017-1 Class D (T-Bill 3 Month + 0.500%), 06/05/2020 (a)(b)(c)(d)(f) (Cost: $1,400,468; Original Acquisition Date: 04/27/2017)	1,400,468	140
Espada Reinsurance 2016-1 Class 20 (T-Bill 3 Month + 5.700%), 06/06/2020 (a)(b)(c)(d) (Cost: $3,215,000; Original Acquisition Date: 02/12/2016)	3,215,000	2,572,000
FloodSmart Re 2018 Class A (T-Bill 3 Month + 11.250%), 08/06/2024 (a)(b)(d) (Cost: $5,910,000; Original Acquisition Date: 04/20/2020)	6,000,000	5,885,700
FloodSmart Re 2018 Class B (T-Bill 3 Month + 13.500%), 08/06/2024 (a)(b)(d) (Cost: $11,802,600; Original Acquisition Date: 04/27/2020)	12,200,000	11,868,770
Fortius Re 2017-1 (6 Month Libor USD + 3.420%), 07/07/2021 (a)(b)(c)(d) (Cost: $740,000; Original Acquisition Date: 07/14/2017)	740,000	730,158
Kilimanjaro III Re 2019-1 Class A-1 (T-Bill 3 Month + 15.750%), 12/19/2023 (a)(b)(c)(d) (Cost: $14,027,704; Original Acquisition Date: 04/28/2020)	14,750,000	14,016,187
Kilimanjaro III Re 2019-1 Class A-2 (T-Bill 3 Month + 15.750%), 12/19/2024 (a)(b)(c)(d) (Cost: $4,730,000; Original Acquisition Date: 04/29/2020)	5,000,000	4,717,500
Kilimanjaro Re 2018-1 Class A-1 (3 Month Libor USD + 13.610%), 05/05/2023 (a)(b)(c)(d) (Cost: $1,892,460; Original Acquisition Date: 04/21/2020)	1,921,000	1,808,429

	PRINCIPAL AMOUNT	VALUE
Multiperil - 7.0% (continued)
Kilimanjaro Re 2018-1 Class B-1 (3 Month Libor USD + 4.940%), 05/06/2022 (a)(b)(c)(d) (Cost: $5,378,015; Original Acquisition Date: 04/21/2020)	$5,389,000	$5,243,497
Kilimanjaro Re 2018-2 Class A-2 (3 Month Libor USD + 13.610%), 05/05/2023 (a)(b)(c)(d) (Cost: $1,203,000; Original Acquisition Date: 04/18/2018)	1,203,000	1,102,068
Kilimanjaro Re 2018-2 Class B-2 (3 Month Libor USD + 4.940%), 05/05/2023 (a)(b)(c)(d) (Cost: $4,945,000; Original Acquisition Date: 04/18/2018)	4,945,000	4,746,953
Long Point Re III 2018-1 Class A (T-Bill 3 Month + 2.750%), 06/01/2022 (a)(b)(c)(d)(e) (Cost: $6,043,389; Original Acquisition Date: 08/20/2019)	6,054,000	5,890,542
MetroCat Re 2017 Class A (T-Bill 3 Month + 3.700%), 05/08/2020 (a)(b)(d) (Cost: $9,244,467; Original Acquisition Date: 05/15/2017)	9,250,000	9,247,225
Mona Lisa Re 2020-1 Class A (T-Bill 3 Month + 7.500%), 01/09/2023 (a)(b)(d) (Cost: $3,915,122; Original Acquisition Date: 03/20/2020)	4,000,000	3,922,800
Northshore Re II 2017-1 Class A (T-Bill 3 Month + 7.530%), 07/06/2020 (a)(b)(c)(d) (Cost: $31,045,086; Original Acquisition Date: 03/30/2020)	31,067,000	31,025,060
Residential Re 2014-I Class 10 (T-Bill 3 Month + 0.500%), 06/06/2020 (a)(b)(c)(d)(f) (Cost: $10,338,000; Original Acquisition Date: 05/22/2014)	10,338,000	2,585
Residential Re 2015-I Class 10 (T-Bill 3 Month + 0.500%), 06/06/2020 (a)(b)(c)(d)(f)(g) (Cost: $4,346,049; Original Acquisition Date: 05/21/2015)	4,346,049	123,210
Residential Re 2015-I Class 11 (T-Bill 3 Month + 0.500%), 06/08/2020 (a)(b)(c)(d) (Cost: $1,783,000; Original Acquisition Date: 05/21/2015)	1,783,000	1,577,955
Residential Re 2016-I Class 10 (T-Bill 3 Month + 11.520%), 06/06/2023 (a)(b)(c)(d)(f) (Cost: $4,609,000; Original Acquisition Date: 04/28/2016)	4,609,000	115,455

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 7.0% (continued)
Residential Re 2016-I Class 11 (T-Bill 3 Month + 5.030%), 06/06/2022 (a)(b)(c)(d) (Cost: $5,926,000; Original Acquisition Date: 04/28/2016)	$5,926,000	$5,244,510
Residential Re 2016-I Class 13 (T-Bill 3 Month + 3.370%), 06/06/2023 (a)(b)(c)(d) (Cost: $724,261; Original Acquisition Date: 08/08/2019)	729,000	719,341
Residential Re 2016-II Class 4 (T-Bill 3 Month + 3.970%), 12/06/2023 (a)(b)(c)(d) (Cost: $1,250,000; Original Acquisition Date: 11/03/2016)	1,250,000	1,230,250
Residential Re 2017-I Class 11 (T-Bill 3 Month + 5.050%), 06/06/2024 (a)(b)(c)(d) (Cost: $6,731,000; Original Acquisition Date: 04/19/2017)	6,731,000	5,957,608
Residential Re 2018-I Class 13 (T-Bill 3 Month + 3.250%), 06/06/2025 (a)(b)(c)(d) (Cost: $7,103,000; Original Acquisition Date: 04/30/2018)	7,103,000	6,829,890
Residential Re 2019-I Class 12 (T-Bill 3 Month + 8.250%), 06/06/2023 (a)(b)(c)(d) (Cost: $505,000; Original Acquisition Date: 05/08/2019)	505,000	497,375
Residential Re 2019-I Class 13 (T-Bill 3 Month + 4.500%), 06/06/2023 (a)(b)(c)(d) (Cost: $758,000; Original Acquisition Date: 05/08/2019)	758,000	741,817
Residential Re 2019-II Class 2 (T-Bill 3 Month + 11.500%), 12/06/2027 (a)(b)(c)(d) (Cost: $1,294,000; Original Acquisition Date: 11/05/2019)	1,294,000	1,254,080
Sanders Re 2017-1 Class A (6 Month Libor USD + 2.990%), 12/06/2021 (a)(b)(c)(d) (Cost: $4,511,430; Original Acquisition Date: 09/04/2019)	4,573,000	4,343,893
Sanders Re 2017-2 Class A (6 Month Libor USD + 3.140%), 06/05/2020 (a)(b)(c)(d)(e) (Cost: $12,608,000; Original Acquisition Date: 05/24/2017)	12,608,000	12,558,829
Sanders Re 2018-1 Class A (T-Bill 3 Month + 5.500%), 04/07/2022 (a)(b)(c)(d) (Cost: $14,927,625; Original Acquisition Date: 09/11/2019)	15,079,000	14,121,484

	PRINCIPAL AMOUNT	VALUE
Multiperil - 7.0% (continued)
Sanders Re II 2020-1 Class A (3 Month Libor USD + 4.500%), 04/07/2024 (a)(b)(c)(d) (Cost: $2,689,000; Original Acquisition Date: 03/18/2020)	$2,689,000	$2,671,522
Spectrum Capital Ltd. 2017-1 A (6 Month Libor USD + 5.750%), 06/08/2021 (a)(b)(c)(d) (Cost: $2,343,000; Original Acquisition Date: 06/13/2017)	2,343,000	2,313,127
Spectrum Capital Ltd. 2017-1 B (6 Month Libor USD + 3.500%), 06/08/2021 (a)(b)(c)(d) (Cost: $12,097,000; Original Acquisition Date: 06/13/2017)	12,097,000	12,175,631
Stratosphere Re 2020-1 Class A (T-Bill 3 Month + 2.750%), 02/07/2027 (a)(b)(d) (Cost: $563,740; Original Acquisition Date: 04/20/2020)	568,000	562,263
Tailwind Re 2017-1 Class B (T-Bill 3 Month + 9.100%), 01/08/2022 (a)(b)(c)(d) (Cost: $1,358,049; Original Acquisition Date: 08/02/2019)	1,366,000	1,331,372
Tailwind Re 2017-1 Class C
(T-Bill 3 Month + 11.060%), 01/08/2022 (a)(b)(c)(d) (Cost: $2,366,504; Original Acquisition Date: 03/13/2020)	2,366,000	2,319,272
Torrey Pines Re 2017-1 Class B (6 Month Libor USD + 3.800%), 06/09/2020 (a)(b)(c)(d) (Cost: $4,782,577; Original Acquisition Date: 07/06/2018)	4,782,000	4,746,852
Torrey Pines Re 2017-1 Class C (6 Month Libor USD + 6.690%), 06/09/2020 (a)(b)(c)(d) (Cost: $4,903,035; Original Acquisition Date: 03/27/2020)	4,908,000	4,890,577

		222,585,096

Windstorm - 3.9%
Alamo Re 2017-1 Class A (T-Bill 3 Month + 3.810%), 06/08/2020 (a)(b)(c)(d)(e) (Cost: $29,225,053; Original Acquisition Date: 03/20/2020)	29,242,000	29,158,660
Alamo Re 2018-1 Class A (T-Bill 3 Month + 3.480%), 06/07/2024 (a)(b)(c)(d) (Cost: $4,487,484; Original Acquisition Date: 03/26/2019)	4,506,000	4,376,678
Alamo Re 2019-1 Class A (T-Bill 3 Month + 4.500%), 06/08/2022 (a)(b)(c)(d) (Cost: $2,792,000; Original Acquisition Date: 05/21/2019)	2,792,000	2,698,468

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	VALUE
Windstorm - 3.9% (continued)
Cape Lookout Re 2019-1 Class A (T-Bill 3 Month + 4.240%), 02/25/2022 (a)(b)(c)(d) (Cost: $13,601,865; Original Acquisition Date: 02/05/2020)	$13,609,000	$13,364,038
Cape Lookout Re 2019-2 Class A (T-Bill 3 Month + 6.750%), 05/09/2022 (a)(b)(c)(d) (Cost: $2,560,000; Original Acquisition Date: 06/14/2019)	2,560,000	2,520,576
Citrus Re 2016-1 Class D-50 (T-Bill 3 Month + 0.100%), 02/25/2021 (a)(b)(c)(d)(f)(g) (Cost: $5,298,458; Original Acquisition Date: 02/19/2016)	5,298,458	1,276,928
Citrus Re 2017-1 Class A (6 Month Libor USD + 5.310%), 06/18/2020 (a)(b)(c)(d)(f)(g) (Cost: $1,321,191; Original Acquisition Date: 03/06/2017)	1,321,191	356,193
Cranberry Re 2017-1 Class A (6 Month Libor USD + 1.980%), 07/13/2023 (a)(b)(d) (Cost: $10,791,391; Original Acquisition Date: 03/24/2020)	10,880,000	10,776,096
Everglades Re II 2017-1 Class A (T-Bill 3 Month + 5.230%), 05/08/2020 (a)(b)(c)(d)(e) (Cost: $27,280,000; Original Acquisition Date: 03/17/2020)	27,280,000	27,280,000
Everglades Re II 2018-1 A (T-Bill 3 Month + 5.050%), 05/04/2021 (a)(b)(c)(d)(e) (Cost: $8,030,000; Original Acquisition Date: 05/09/2018)	8,030,000	7,813,190
First Coast Re 2019-1 Class A (T-Bill 3 Month + 5.250%), 06/07/2023 (a)(b)(c)(d) (Cost: $506,000; Original Acquisition Date: 05/16/2019)	506,000	480,447
Integrity Re 2020-1 Class A (3 Month Libor USD + 7.250%), 04/12/2023 (a)(b)(d) (Cost: $2,061,000; Original Acquisition Date: 03/18/2020)	2,061,000	2,039,875
Manatee Re II 2018-1 Class A (T-Bill 3 Month + 4.390%), 06/07/2021 (a)(b)(c)(d) (Cost: $4,263,239; Original Acquisition Date: 03/11/2020)	4,280,000	4,150,958
Manatee Re II 2018-1 Class B (T-Bill 3 Month + 8.340%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,450,000; Original Acquisition Date: 03/22/2018)	1,450,000	1,405,195

	PRINCIPAL AMOUNT	VALUE
Windstorm - 3.9% (continued)
Manatee Re III 2019-1 Class B (T-Bill 3 Month + 9.500%), 06/07/2022 (a)(b)(c)(d) (Cost: $507,000; Original Acquisition Date: 05/23/2019)	$507,000	$489,230
Matterhorn Re Ltd 2020-1 Class B (T-Bill 3 Month + 7.500%), 12/07/2021 (a)(b)(c)(d) (Cost: $3,552,663; Original Acquisition Date: 03/12/2020)	3,558,000	3,406,785
Matterhorn Re Ltd 2020-2 Class B (T-Bill 3 Month + 6.250%), 12/07/2021 (a)(b)(c)(d) (Cost: $4,029,000; Original Acquisition Date: 01/29/2020)	4,029,000	3,882,747
Matterhorn Re Ltd 2020-3 Class C 17.976%, 12/07/2020 (a)(c)(d)(h) (Cost: $2,715,000; Original Acquisition Date: 04/30/2020)	3,000,000	2,715,000
Matterhorn Re Ltd 2019-1 Class A 6.182%, 12/07/2020 (a)(c)(d)(h) (Cost: $5,407,108; Original Acquisition Date: 06/14/2019)	5,608,000	5,288,344

		123,479,408

		433,320,090

TOTAL EVENT LINKED BONDS (Cost $726,554,028)		680,794,517

PARTICIPATION NOTES - 4.1%
Global - 4.1%
Multiperil - 4.1%
Alturas Re 2019-1 Class A 03/10/2023 (a)(c)(d)(f)(g)(i) (Cost: $20,001; Original Acquisition Date: 12/20/2018)	20,001	402,923
Alturas Re 2020-1 Class B 03/10/2023 (a)(c)(d)(f)(g)(i) (Cost: $4,600,000; Original Acquisition Date: 12/27/2019)	4,600,000	4,208,310
Eden Re II 2018-1 Class A 03/22/2022 (a)(c)(d)(f)(g) (Cost: $18,527; Original Acquisition Date: 12/15/2017)	18,527	410,827
Eden Re II 2018-1 Class B 03/22/2022 (a)(c)(d)(f)(g) (Cost: $91,003; Original Acquisition Date: 12/27/2017)	91,003	4,486,848
Eden Re II 2019-1 Class B 03/22/2023 (a)(c)(d)(f)(g)(i) (Cost: $600,000; Original Acquisition Date: 12/19/2018)	600,000	4,707,298

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 4.1% (continued)
Eden Re II 2020-1 Class B 03/22/2024 (a)(c)(d)(f)(g)(i) (Cost: $50,000,000; Original Acquisition Date: 12/26/2019)	$50,000,000	$51,885,718
Limestone Re 2016-1 08/31/2021 (a)(c)(d)(f)(g) (Cost: $384,958; Original Acquisition Date: 09/12/2017)	349,402	789,890
Limestone Re 2018-1 A 03/01/2022 (a)(c)(d)(f)(g)(i) (Cost: $1,188; Original Acquisition Date: 06/20/2018)	1,188	317,744
Limestone Re 2019-1 B 09/09/2022 (a)(c)(d)(f)(g)(i) (Cost: $1,381,626; Original Acquisition Date: 12/24/2018)	1,365,471	2,061,725
Limestone Re 2019-2 B 03/01/2023 (a)(c)(d)(f)(g)(i) (Cost: $10,278,000; Original Acquisition Date: 06/25/2019)	10,278,000	10,670,620
Sector Re V Series 10 Class A 03/01/2025 (a)(d)(f)(i) (Cost: $10,000,000; Original Acquisition Date: 04/24/2020)	10,000,000	10,000,000
Sector Re V Series 10 Class B 03/01/2025 (a)(d)(f)(i) (Cost: $10,666,131; Original Acquisition Date: 04/24/2020)	10,666,131	10,666,131
Sector Re V Series 8 Class C 12/01/2023 (a)(d)(f)(g)(i) (Cost: $7,200,000; Original Acquisition Date: 12/05/2018)	7,200,000	5,176,636
Sector Re V Series 8 Class D 12/01/2023 (a)(d)(f)(g)(i) (Cost: $4,800,275; Original Acquisition Date: 12/07/2018)	4,800,275	3,451,366
Sector Re V Series 9 Class A 03/01/2023 (a)(d)(f)(g)(i) (Cost: $4,561,699; Original Acquisition Date: 04/24/2019)	4,561,699	2,497,439
Sector Re V Series 9 Class B 03/01/2023 (a)(d)(f)(g)(i) (Cost: $2,549,056; Original Acquisition Date: 04/24/2019)	2,549,056	1,394,257
Sector Re V Series 9 Class D 12/01/2024 (a)(d)(f)(i) (Cost: $3,199,725; Original Acquisition Date: 12/10/2019)	3,199,725	3,183,465
Sector Re V Series 9 Class G 03/01/2023 (a)(d)(f)(g)(i) (Cost: $23,759; Original Acquisition Date: 04/24/2019)	23,759	1,881,805
Sussex Re 2020-A 12/31/2022 (d)(f)(g)(i) (Cost: $6,340,000; Original Acquisition Date: 01/22/2020)	6,340,000	6,513,484

	PRINCIPAL AMOUNT	VALUE
Multiperil - 4.1% (continued)
Versutus 2017 A-5 01/15/2021 (a)(d)(f)(g)(i) (Cost: $1,725,664; Original Acquisition Date: 12/28/2016)	$1,917,360	$259,907
Versutus 2018 A-5 12/31/2020 (a)(d)(f)(i) (Cost: $1,221,938; Original Acquisition Date: 12/15/2017)	1,221,938	—
Versutus 2019-B 12/31/2022 (a)(d)(f)(g) (Cost: $6,168,849; Original Acquisition Date: 03/10/2020)	6,136,190	2,716,517
Williamsburg (Horseshoe Re) 08/31/2021 (a)(d)(f)(g) (Cost: $1,538,871; Original Acquisition Date: 12/15/2016)	1,536,144	3,503,066

TOTAL PARTICIPATION NOTES (Cost $127,371,270)		131,185,976

	SHARES	VALUE
PREFERENCE SHARES - 62.9%
Global - 61.8%
Marine/Energy - 0.0% (j)
Kauai (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $28,435,947; Original Acquisition Date: 01/07/2016)	51,394	276,251

Multiperil - 61.8%
Altair Re V (a)(d)(f)(i) (Cost: $19,028,677; Original Acquisition Date: 04/24/2017)	19,318	—
Altiplano (Mt. Logan Re) (a)(d)(f) (Cost: $33,500,000; Original Acquisition Date: 06/01/2018)	33,500	17,608,066
Arenal (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $60,704,140; Original Acquisition Date: 12/22/2017)	165,450	45,255,810
Axis Ventures Re Cell 0006 (a)(d)(f)(g)(i) (Cost: $227,579,153; Original Acquisition Date: 01/11/2018)	2,192,515	244,430,073
Axis Ventures Re Cell 0007 (a)(d)(f)(g)(i) (Cost: $135,551,414; Original Acquisition Date: 01/25/2017)	1,421,683	129,062,262
Baldwin (Horseshoe Re) (a)(d)(f)(g)(i) (Cost: $62,056,141; Original Acquisition Date: 01/22/2019)	1,328,746	18,613,603
Biscayne (Artex Segregated Account Company) (a)(d)(f)(g) (Cost: $0; Original Acquisition Date: 01/09/2018)	46,979	2,152,505
Bowery (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $123,854,000; Original Acquisition Date: 09/29/2017)	200,075	82,756,375

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	SHARES	VALUE
Multiperil - 61.8% (continued)
Cardinal Re 2015-1 (a)(d)(f)(g) (Cost: $81,388,734; Original Acquisition Date: 12/30/2015)	149	$70,993,992
Carlsbad 2 (Artex Segregated Account Company) (a)(d)(f)(g) (Cost: $0; Original Acquisition Date: 12/22/2016)	190,319	14,938,227
Cumberland (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $29,918,817; Original Acquisition Date: 04/10/2015)	28,898	16,785,385
Cypress (Horseshoe Re) (a)(d)(f)(g)(i) (Cost: $80,528,195; Original Acquisition Date: 09/29/2017)	125,090,500	73,193,829
Edmund 2 (Mt. Logan Re) (a)(d)(f)(g)(i) (Cost: $54,204,558; Original Acquisition Date: 10/31/2017)	54,205	36,340,465
Emerald Lake (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $103,812,119; Original Acquisition Date: 12/17/2018)	504,899	63,124,120
Florblanca (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $34,822,586; Original Acquisition Date: 12/21/2017)	77,550	28,214,079
Freeport (Horseshoe Re) (a)(d)(f)(g)(i) (Cost: $32,824,100; Original Acquisition Date: 04/04/2018)	750,718	2,357,865
Harambee Re 2017 (a)(d)(f)(g)(i) (Cost: $213,016; Original Acquisition Date: 12/20/2016)	459,944	437,759
Harambee Re 2018 (a)(d)(f)(g)(i) (Cost: $4,421,206; Original Acquisition Date: 12/15/2017)	4,421,206	3,610,525
Harambee Re 2019 (a)(d)(f)(g)(i) (Cost: $2,395,646; Original Acquisition Date: 12/21/2018)	2,395,646	3,483,777
Hatteras (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $79,779,874; Original Acquisition Date: 04/11/2019)	77,632	59,648,700
Hudson Charles (Mt. Logan Re) (a)(d)(f)(g)(i) (Cost: $33,802,339; Original Acquisition Date: 01/13/2017)	33,802	28,904,711
Hudson Charles 2 (Mt. Logan Re) (a)(d)(f)(g)(i) (Cost: $33,965,500; Original Acquisition Date: 03/31/2017)	33,966	27,570,197
Hudson Charles 3 (Mt. Logan Re) (a)(d)(f)(g)(i) (Cost: $14,650,000; Original Acquisition Date: 06/19/2014)	14,650	11,609,325
Hudson Charles 4 (Mt. Logan Re) (a)(d)(f)(g)(i) (Cost: $19,500,000; Original Acquisition Date: 02/07/2018)	19,500	18,010,348

	SHARES	VALUE
Multiperil - 61.8% (continued)
Hudson Paul (Mt. Logan Re) (a)(d)(f)(g)(i) (Cost: $30,000,000; Original Acquisition Date: 01/02/2014)	30,000	$25,986,186
Hudson Paul 3 (Mt. Logan Re) (a)(d)(f)(g)(i) (Cost: $37,500,000; Original Acquisition Date: 03/31/2017)	37,500	31,242,686
Hudson Paul 4 (Mt. Logan Re) (a)(d)(f)(g)(i) (Cost: $2,800,000; Original Acquisition Date: 02/07/2018)	2,800	2,488,350
Iseo (Artex Segregated Account Company) (a)(d)(f)(g) (Cost: $0; Original Acquisition Date: 09/08/2017)	183,543	5,540,235
Kensington (Horseshoe Re) (a)(d)(f)(g) (Cost: $15,537,751; Original Acquisition Date: 08/16/2018)	362,101	32,750,940
Latigo (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $65,599,863; Original Acquisition Date: 11/01/2018)	473	48,970,026
Lorimer (Horseshoe Re) (a)(d)(f)(g)(i) (Cost: $23,686,137; Original Acquisition Date: 01/03/2019)	501,528	25,377,144
LRe 2018 (Lorenz Re Ltd.) (a)(d)(f)(g)(i) (Cost: $456,044; Original Acquisition Date: 07/10/2018)	30,300	3,391,293
LRe 2019 (Lorenz Re Ltd.) (a)(d)(f)(g)(i) (Cost: $5,500,000; Original Acquisition Date: 07/30/2019)	55,000	4,729,690
Mackinac (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $11,173,894; Original Acquisition Date: 01/09/2018)	55,584	18,310,343
Madison (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $66,063,165; Original Acquisition Date: 02/03/2020)	97,141	55,236,325
Malibu (Horseshoe Re) (a)(d)(f)(g)(i) (Cost: $15,746,735; Original Acquisition Date: 04/29/2020)	15,746,735	10,919,715
Mohonk (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $77,159,598; Original Acquisition Date: 04/11/2019)	103	71,523,328
Mojave (Mt. Logan Re) (a)(d)(f)(g)(i) (Cost: $42,293,322; Original Acquisition Date: 01/13/2017)	42,293	32,202,769
Mojave 2 (Mt. Logan Re) (a)(d)(f)(g)(i) (Cost: $28,195,548; Original Acquisition Date: 01/13/2017)	28,196	21,468,513
Mulholland (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $12,721,287; Original Acquisition Date: 12/31/2015)	114	593,967

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	SHARES	VALUE
Multiperil - 61.8% (continued)
Pelham (Horseshoe Re) (a)(d)(f)(g)(i) (Cost: $21,129,518; Original Acquisition Date: 01/02/2018)	264,553	$3,418,908
Peregrine LCA (a)(d)(f)(g)(i) (Cost: $136,221,016; Original Acquisition Date: 06/07/2019)	19,479,011	127,401,030
Revelstoke (Artex Segregated Account Company) (a)(d)(f)(g) (Cost: $0; Original Acquisition Date: 01/19/2016)	15,350	346,636
Rondout (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $185,010,342; Original Acquisition Date: 07/15/2019)	184,131	150,759,016
Skytop (Artex Segregated Account Company) (a)(d)(f)(g) (Cost: $0; Original Acquisition Date: 12/18/2017)	210	4,456,585
SR0001 (Horseshoe Re) (a)(d)(f) (Cost: $0; Original Acquisition Date: 06/28/2016)	1,757	—
St. Kevins (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $25,001,106; Original Acquisition Date: 06/27/2018)	42,944	10,152,071
Sugarloaf (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $2,262,381; Original Acquisition Date: 01/12/2016)	19,288	41,310
Sussex Designated Investment Series (a)(d)(f)(g) (Cost: $4,798,960; Original Acquisition Date: 01/22/2019)	4,790	1,163,189
Sussex Designated Investment Series Dec 19 (a)(d)(f)(g)(i) (Cost: $0; Original Acquisition Date: 01/24/2020)	3,895	3,693,940
Sussex Designated Investment Series May 2019 (a)(d)(f)(g)(i) (Cost: $1,378,483; Original Acquisition Date: 06/20/2019)	1,378	1,022,716
Sutton (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $32,337,251; Original Acquisition Date: 03/24/2017)	42,693	7,434,599
Thopas Re 2018 (a)(d)(f)(g)(i) (Cost: $8,299,748; Original Acquisition Date: 12/08/2017)	139,876	1,170,815
Thopas Re 2019 (a)(d)(f)(g)(i) (Cost: $2,538,282; Original Acquisition Date: 12/21/2018)	25,383	1,810,844
Turing Re 2017-1 (a)(d)(f)(g)(i) (Cost: $24,143,686; Original Acquisition Date: 05/23/2017)	400,000	732,996
Twin Lakes (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $8,674,434; Original Acquisition Date: 12/28/2017)	86,107	9,021,478

	SHARES	VALUE
Multiperil - 61.8% (continued)
Viribus Re 2018 (a)(d)(f)(g)(i) (Cost: $1,361,827; Original Acquisition Date: 12/22/2017)	6,050,000	$121,550
Viribus Re 2019 (a)(d)(f)(g)(i) (Cost: $617,030; Original Acquisition Date: 12/26/2018)	601,833	249,791
Windsor (Horseshoe Re) (a)(d)(f)(g)(i) (Cost: $123,020,400; Original Acquisition Date: 12/29/2017)	1,230,204	127,764,447
Yellowstone (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $0; Original Acquisition Date: 01/08/2014)	100	74,101
Yoho (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $86,720,962; Original Acquisition Date: 04/13/2018)	260,742	56,264,261
Yorkville (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $100,097,000; Original Acquisition Date: 05/31/2019)	100,097	74,513,001

		1,971,446,792

		1,971,723,043

United States - 1.1%
Multiperil - 0.0% (j)
SR0005 (Horseshoe Re) (a)(d)(f)(i) (Cost: $6,360,627; Original Acquisition Date: 04/15/2016)	6,966,774	—
Yosemite (Horseshoe Re) (a)(d)(f)(g) (Cost: $0; Original Acquisition Date: 10/18/2018)	162,602	52,622

		52,622

Windstorm - 1.1%
Hermosa (Mt. Logan Re) (a)(d)(f)(g)(i) (Cost: $43,551,601; Original Acquisition Date: 04/29/2016)	43,552	17,866,870
Hermosa 2 (Mt. Logan Re) (a)(d)(f)(g)(i) (Cost: $28,598,631; Original Acquisition Date: 07/24/2018)	29,415	18,123,514
SR0006 (Horseshoe Re) (a)(d)(f)(i) (Cost: $2,470,449; Original Acquisition Date: 08/09/2016)	39,381,541	—

		35,990,384

		36,043,006

TOTAL PREFERENCE SHARES (Cost $2,575,963,240)		2,007,766,049

PRIVATE FUND UNITS - 2.1%
Global - 2.1%
Multiperil - 2.1%
Aeolus Property Catastrophe J17 Keystone Fund (a)(d)(f)(g)(i) (Cost: $25,160,674; Original Acquisition Date: 01/20/2017)	28,761	20,239,754

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	SHARES	VALUE
Multiperil - 2.1% (continued)
Aeolus Property Catastrophe J18 Keystone Fund (a)(d)(f)(g)(i) (Cost: $23,174,895; Original Acquisition Date: 02/20/2018)	23,159	$21,238,768
Aeolus Property Catastrophe J19 Keystone Fund (a)(c)(d)(f)(g)(i) (Cost: $6,210,584; Original Acquisition Date: 01/14/2019)	6,211	6,825,305
Aeolus Property Catastrophe MY17 Keystone Fund (a)(d)(f)(g)(i) (Cost: $12,163,931; Original Acquisition Date: 07/06/2017)	12,164	7,957,848
Aeolus Property Catastrophe MY18 Keystone Fund (a)(d)(f)(g)(i) (Cost: $10,557,678; Original Acquisition Date: 07/17/2018)	10,558	9,471,390

TOTAL PRIVATE FUND UNITS (Cost $77,267,762)		65,733,065

LIMITED LIABILITY PARTNERSHIP - 0.0%
Operating Companies - 0.0%
Point Dume LLP (a)(f)(i)		—

TOTAL LIMITED LIABILITY PARTNERSHIP (Cost $35,236,139)		—

SHORT-TERM INVESTMENTS - 4.2%
Money Market Fund - 4.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class - 0.21% (k)	8,565,389	8,565,389
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.16% (k)	55,366,863	55,366,863
Fidelity Institutional Money Market Funds - Treasury Only - Institutional Class - 0.21% (k)	8,565,389	8,565,389
First American Government Obligations Fund - Class Z - 0.26% (k)	1,109,727	1,109,727
First American Treasury Obligations Fund - Class Z - 0.17% (k)	1,109,727	1,109,727
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.16% (k)	56,476,591	56,476,591

	SHARES	VALUE
Money Market Fund - 4.2% (continued)
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.11% (k)	1,109,727	$1,109,727

TOTAL SHORT-TERM INVESTMENTS (Cost $132,303,413)		132,303,413

TOTAL INVESTMENTS (Cost $3,674,695,851) - 94.6%		3,017,783,020

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.4%		173,004,276

TOTAL NET ASSETS - 100.0%		$3,190,787,296

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated a as percent of net assets.

(a)

Foreign issued security. Total foreign securities by country of domicile are $2,878,966,123. Foreign concentration is as follows: Bermuda: 86.5%, Cayman Islands: 1.4%, Ireland: 1.4%, Supranational: 0.7%, Great Britain: 0.1%, and Singapore: less than 0.1%.

(b)

Variable rate security. Reference rates as of April 30, 2020 are as follows: 3 Month Libor 0.54%, 6 Month Libor 0.71%, T-Bill 3 Month 0.09%, and 3 Month Euribor -0.17%. Actual reference rates may vary based on the reset date of the security.

(c)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2020 was $708,223,379, which represented 22.2% of net assets.

(d)	Security is restricted as to resale.
(e)	All or a portion of the security is pledged as collateral for excess mortality swap.
(f)	Value determined using significant unobservable inputs.
(g)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $2,166,232,148, which represents 67.9% of net assets.
(h)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(i)	Non-income producing security.
(j)	Rounds to zero.
(k)	Rate shown is the 7-day effective yield.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Schedule of Investments	as of April 30, 2020 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Excess Mortality Swaps

COUNTERPARTY	REFERENCE ENTITY	BUY/SELL PROTECTION	FINANCING RATE	TEERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	MAXIMUM POTENTIAL FUTURE PAYMENT	UPFRONT PREMIUM PAID	VALUE/ UNREALIZED DEPRECIATION
EXCESS MORTALITY SWAP CONTRACTS
Hannover Re (a)(b)	Custom Mortality Index	Sell	1.00%	Jan 15 2021	Quarterly	$100,000,000	$100,000,000	$—	$(2,455,556)

TOTAL EXCESS MORTALITY SWAP CONTRACTS									$(2,455,556)

(a)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. Value determined using significant unobservable inputs.
(b)	The mortality index value is based on the weighted mortality rates for males and females in the United States, United Kingdom, and Australia.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Statement of Assets and Liabilities	April 30, 2020 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

ASSETS:
Investments, at fair value(1)	$3,017,783,020
Foreign currencies, at value(2)	87,021
Receivable for fund shares sold	906,303
Receivable for investment securities sold	23,562,351
Interest receivable	6,187,526
Collateral held for LLP(3)	162,762,838
Other assets	587,015

Total assets	3,211,876,074

LIABILITIES:
Unrealized depreciation on swap contracts	2,455,556
Payable for investment securities purchased	11,685,393
Payable to Adviser	5,247,443
Payable for Chief Compliance Officer compensation	4,844
Payable to Trustees	75,505
Accrued service fees	131,186
Accrued distribution and servicing fees	131,186
Payable to Custodian	48,999
Other accrued expenses	1,308,666

Total liabilities	21,088,778

Total net assets	$3,190,787,296

NET ASSETS CONSIST OF:
Capital stock	$4,424,748,267
Total distributable loss	(1,233,960,971)

Total net assets	$3,190,787,296

Net Assets	$3,190,787,296
Shares outstanding	405,741,324
Net asset value, offering and redemption price per share	$7.86

(1) Cost of Investments	$3,674,695,851
(2) Cost of Foreign Currencies	89,920

(3)	Represents cash pledged as collateral for Point Dume LLP. The cash pledged as collateral is restricted as to withdrawal or use under the terms of a contractual agreement.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Statement of Operations	For the Period Ended April 30, 2020 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

INVESTMENT INCOME:
Dividend income	$27,314,588
Interest income	25,998,577

Total investment income	53,313,165

EXPENSES:
Advisory fees (See Note 4)	38,874,189
Fund accounting and administration fees	1,112,241
Service fees	971,855
Distribution and service fees	971,855
Audit and tax related fees	807,758
Legal fees	287,011
Transfer agency fees and expenses	257,738
Trustees fees and expenses	140,892
Federal and state registration fees	103,296
Custody fees	93,167
Chief Compliance Officer compensation	19,844
Other expenses	999,293

Total expenses	44,639,139

Net investment income	8,674,026

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(77,983,762)
Foreign currency translation	237,720
Swap contracts	508,333
Net change in unrealized depreciation on:
Investments	(83,997,118)
Foreign currency translation	(5,254)
Swap contracts	(2,502,778)

Net realized and unrealized loss	(163,742,859)

Net decrease in net assets resulting from operations	$(155,068,833)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Statement of Changes in Net Assets

	STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PERIOD ENDED APRIL 30, 2020 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2019

OPERATIONS:
Net investment gain (loss)	$8,674,026	$(384,229)
Net realized gain (loss) on:
Investments	(77,983,762)	(143,690,339)
Foreign currency translation	237,720	(10,588)
Futures contracts	—	1,008,907
Swap contracts	508,333	1,013,889
Net change in unrealized appreciation (depreciation) on:
Investments	(83,997,118)	(340,554,687)
Foreign currency translation	(5,254)	12,037
Futures contracts	—	(1,175,466)
Swap contracts	(2,502,778)	—
Net decrease in net assets resulting from operations	(155,068,833)	(483,780,476)

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(43,120,953)	(119,035,401)
Total distributions	(43,120,953)	(119,035,401)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	95,172,860	409,028,176
Proceeds from shares issued to holders in reinvestment of dividends	33,577,683	97,593,038
Cost of shares redeemed	(1,354,571,750)	(1,264,749,512)
Net decrease in net assets from capital share transactions	(1,225,821,207)	(758,128,298)
Total decrease in net assets	(1,424,010,993)	(1,360,944,175)

NET ASSETS:
Beginning of period	4,614,798,289	5,975,742,465

End of period	$3,190,787,296	$4,614,798,289

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Statement of Cash Flows

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

FOR THE PERIOD ENDED APRIL 30, 2020 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(155,068,833)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Net realized and unrealized loss:	173,220,224
Amortization and accretion of premium & discount	(2,631,016)
Changes in assets and liabilities:
Foreign currencies	(87,021)
Receivable for investment securities sold	(8,058,210)
Interest receivable	304,873
Unrealized appreciation on swap contracts	2,502,778
Payable to Adviser	(2,704,084)
Payable to Custodian	24,691
Payable to Trustees	4,110
Payable for investment securities purchased	10,753,185
Accrued distribution and servicing fees	(67,602)
Accrued service fees	(67,602)
Payable for Chief Compliance Officer compensation	3,316
Other accrued expenses	244,650
Other assets	(396,783)
Purchases of investments	(394,903,122)
Proceeds from sale of investments	1,441,986,247
Net purchases and sales of short-term investments	183,912,802
Net cash provided by operating activities	1,248,972,603

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	95,293,740
Payment on shares redeemed	(1,354,571,750)
Cash distributions to shareholders	(9,543,270)
Net cash used in financing activities	(1,268,821,280)
Net decrease in cash and restricted cash	(19,848,677)
Cash and restricted cash, beginning of period	182,611,515
Cash and restricted cash, end of period	$162,762,838

SUPPLEMENTAL DISCLOSURES OF CASH FLOW AND NON-CASH INFORMATION:
Reinvested distributions	$33,577,683

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Consolidated Financial Highlights

	STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

	PERIOD ENDED APRIL 30, 2020		YEAR ENDED OCTOBER 31, 2019	YEAR ENDED OCTOBER 31, 2018	YEAR ENDED OCTOBER 31, 2017	YEAR ENDED OCTOBER 31, 2016	YEAR ENDED OCTOBER 31, 2015

Per Share Data:
Net asset value, beginning of period	$8.23		$9.18	$9.18	$10.71	$10.77	$10.84
Income (loss) from investment operations
Net investment income (loss) (1)	0.02		— (2)	(0.01)	0.39	0.24	0.34
Net realized and unrealized gains (losses)	(0.31)		(0.76)	0.02	(1.30)	0.55	0.51

Total from investment operations	(0.29)		(0.76)	0.01	(0.91)	0.79	0.85

Less distributions to shareholders
Dividends from net realized gains	—		—	(0.01)	—	—	—
Dividends from net investment income	(0.08)		(0.19)	—	(0.62)	(0.85)	(0.92)

Total distributions	(0.08)		(0.19)	(0.01)	(0.62)	(0.85)	(0.92)

Net asset value, end of period	$7.86		$8.23	$9.18	$9.18	$10.71	$10.77

Total return(3)	(3.49	)%(4)	(8.30)%	0.10%	(9.00)%	7.83%	8.33%

Supplemental Data and Ratios:
Net assets, end of period (000s)	$3,190,787		$4,614,798	$5,975,742	$5,017,536	$3,495,575	$2,341,184
Ratio of expenses to average net assets	2.30	%(5)	2.24%	2.27%	2.26%	2.26%	2.29%
Ratio of net investment income (loss) to average net assets	0.45	%(5)	(0.01)%	(0.12)%	3.87%	2.34%	3.29%
Portfolio turnover rate	11.41	%(4)	16.11%	15.45%	28.91%	28.57%	14.04%

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Rounds to zero.
(3)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(4)	Not annualized.
(5)	Annualized.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

1. Organization

Stone Ridge Trust II (the “Trust”) was organized as a Delaware statutory trust on July 17, 2013 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered diversified closed-end management investment company issuing shares. As of April 30, 2020, the Trust consisted of one series: the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”). The Fund commenced operations on December 9, 2013. The Fund offers one class of shares to investors with no front-end or back-end sales charges, a 0.05% fee paid pursuant to the Distribution and Servicing Plan (as discussed below), a 0.05% fee paid pursuant to the Services Agreement (as discussed below), and no repurchase fee. The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares.

The Fund has an interval fund structure pursuant to which the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”), subject to approval of the Board of Trustees (the “Board”). In all cases, such repurchase offers will be for at least 5% and not more than 25% of the Fund’s outstanding shares. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of its outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. If the repurchase offer is oversubscribed, the Fund may, in its sole discretion, repurchase an additional number of shares not to exceed 2% of the shares outstanding on the repurchase request deadline. Notwithstanding the foregoing, under certain circumstances, the Fund may, in its discretion, accept shares tendered by shareholders who own fewer than 100 shares and tender all of their shares for repurchase in a repurchase offer. In that case, these shares would be accepted before prorating the shares tendered by other shareholders. In addition, if a repurchase offer is oversubscribed, the Fund may offer to repurchase additional shares in an amount determined by the Board that are tendered by an estate (an “Estate Offer”). If an Estate Offer is oversubscribed, the Fund will repurchase such shares on a pro rata basis. As a result, there can be no assurance that the Fund will be able to repurchase all of the shares tendered in an Estate Offer. If the Fund repurchases any shares pursuant to an Estate Offer, this will not affect the number of shares that it repurchases from other shareholders in the quarterly repurchase offers. The Fund’s shares are not listed, and the Fund does not currently intend to list its shares for trading on any national securities exchange. The shares are therefore illiquid. Even though the Fund makes quarterly repurchase offers to repurchase a portion of the shares to provide liquidity to shareholders, shareholders should consider the shares to be illiquid. There is not expected to be any secondary trading market in the shares.

The Fund’s investment objective is to achieve long-term capital appreciation. The Fund pursues its investment objective primarily by investing in reinsurance-related securities, including event-linked bonds, preference shares, participation notes or private fund units issued in connection with quota shares (“Quota Share Notes”), and, to a lesser extent, preference shares, participation notes or private fund units issued in connection with excess-of-loss, stop-loss or other non-proportional reinsurance (“Excess of Loss Notes”), preference shares, participation notes or private fund units issued in connection with industry loss warranties (“ILW Notes”) event-linked swaps and equity securities (publicly or privately offered) or the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”).

The consolidated financial statements include the accounts of Stone Ridge Reinsurance Risk Premium Interval Sub Fund Ltd and Point Dume Holdings Ltd (each, a “Subsidiary”), each of which is a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. Each Subsidiary acts as an investment vehicle in order to invest in derivative or insurance-related instruments consistent with the Fund’s investment objectives and policies. As of April 30, 2020, the Subsidiaries’ combined net assets were $168,730,343, which represented 5.3% of the Fund’s net assets.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services-Investment Companies.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

(a) Investment Valuation and Fair Value Measurement The Board has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities (including participation notes and preference shares) for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Fund typically utilizes an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the NAV per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers, insurance companies, reinsurance companies or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between Level 2 and Level 3 during the reporting period. The transfers from Level 2 to Level 3 occurred because there is no longer observable market data for these securities for the period ended April 30, 2020. The

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

transfers from level 3 to level 2 occurred because there was observable market data became available as of April 30, 2020. The following table summarizes the inputs used to value the Fund’s investments as of April 30, 2020:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Global	$—	$211,816,173	$1,779,570	$213,595,743
Japan	—	26,388,320	—	26,388,320
Mexico	—	7,490,364	—	7,490,364
United States	—	431,366,171	1,953,919	433,320,090
Total Event-Linked Bonds	—	677,061,028	3,733,489	680,794,517
Participation Notes (1)			131,185,976	131,185,976
Preference Shares
Global	—	—	1,971,723,043	1,971,723,043
United States	—	—	36,043,006	36,043,006
Total Preference Shares	—	—	2,007,766,049	2,007,766,049
Private Fund Units (1)	—	—	65,733,065	65,733,065
Limited Liability Partnership (1)	—	—	—	—
Money Market Funds	132,303,413	—	—	132,303,413

Total Assets	$132,303,413	$677,061,028	$2,208,418,579	$3,017,783,020
Other Financial Instruments*
Unrealized depreciation on swap contracts	$—	$—	$(2,455,556)	$(2,455,556)

Total	$—	$—	$(2,455,556)	$(2,455,556)

*	Other financial instruments are derivatives, such as swap contracts. These instruments are reflected at the unrealized appreciation on the instrument.
(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended April 30, 2020:

	EVENT-LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES	PRIVATE FUND UNITS	LIMITED LIABILITY PARTNERSHIP	SWAP CONTRACTS
Beginning Balance—November 1, 2019	$30,879,195	$204,480,702	$3,188,794,080	$139,494,767	$—	$47,222
Acquisitions	—	84,805,856	18,106,558	—	19,848,678	—
Dispositions	(18,188,660)	(129,246,312)	(419,107,878)	(73,599,392)	—	—
Realized gain (loss)	(2,433,273)	8,062,266	(81,282,776)	(1,655,429)	—	—
Return of capital	—	(31,734,386)	(646,789,440)	—	—	—
Change in unrealized appreciation/ (depreciation)	1,202,633	(5,182,150)	(51,954,495)	1,493,119	(19,848,678)	(2,502,778)
Transfers in/(out) of Level 3	(7,726,406)	—	—	—	—	—
Ending Balance—April 30, 2020	$3,733,489	$131,185,976	$2,007,766,049	$65,733,065	$—	$(2,455,556)

As of April 30, 2020, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $478,383 for Event-Linked Bonds, $(5,689,722) for Participation Notes, $(99,127,323) for Preference Shares, $1,493,119 for Private Fund Units, $(19,848,678) for Limited Liability Partnerships, and $0 for Swap Contracts.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2020.

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/20	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Participation Notes	Financial Services	$107,336,380	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$19.7MM $0.0MM-$29.8MM	$4.1MM $6.8MM

Preference Shares	Financial Services	$1,990,157,983	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$0.0MM-$157.8MM $0.0MM-$226.9MM	$34.6MM $50.8MM

Private Fund Units	Financial Services	$65,733,065	Insurance industry loss model	Estimated losses: Estimated premiums earned:	$3.5MM-$61.1MM $8.1MM-$26.9MM	$35.3MM $19.5MM

(1)	Weighed by relative fair value.

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee or priced using an indicative bid and have a value equal to $3,733,489 for Event-Linked Bonds, $23,849,596 for Participation Notes, $17,608,066 for Preference Shares, $0 for Private Fund Units, $0 for Limited Liability Partnership and $(2,455,556) for Swap Contracts.

Derivative Transactions — The Fund engaged in derivatives for hedging and speculative purposes during the period ended April 30, 2020. The use of derivatives included futures and swap contracts.

Futures Contracts — The Fund may purchase and sell futures contracts. The Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Fund did not hold futures contracts during the period ended April 30, 2020.

Options — The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. The Fund may write put and call options to earn premium income, but the Fund did not write call or put options during the period ended April 30, 2020. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during or at the expiration of the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during or at the expiration of the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during or at the expiration of the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices (including weather indices) are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

Excess Mortality Swaps — The Fund entered into excess mortality swaps in order to gain exposure to reinsurance-related risks tied to population mortality experience. In an excess mortality swap, the protection buyer pays periodic premiums in exchange for a potential payment from the seller of protection if the specified mortality index exceeds a set value during an agreed upon period. During the period ended, April 30, 2020 the average notional amount of excess mortality swaps was $100,000,000 for contracts in which the Fund sold protection and is collateralized by event-linked bonds.

The table below reflects the values of derivative assets as reflected in the Consolidated Statement of Assets and Liabilities for the period ended April 30, 2020.

	LIABILITY DERIVATIVES
	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Swaps
Excess mortality contracts	Unrealized depreciation on swap contracts*	$2,455,556

Total		$2,455,556

*	Reflects cumulative unrealized depreciation of swap contracts as reported in the Consolidated Schedule of Investments.

The tables below reflect the effect of derivative instruments on the Consolidated Statement of Operations for the period ended April 30, 2020.

AMOUNT OF REALIZED GAIN ON DERIVATIVES TRANSACTIONS
	SWAP CONTRACTS	TOTAL
Excess mortality contracts	$508,333	$508,333

	$508,333	$508,333

CHANGE IN UNREALIZED DEPRECIATION ON DERIVATIVES TRANSACTIONS
	SWAP CONTRACTS	TOTAL
Excess mortality contracts	$(2,502,778)	$(2,502,778)

	$(2,502,778)	$(2,502,778)

(b) Use of Estimates The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

(c) Offsetting on the Consolidated Statement of Assets and Liabilities Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Consolidated Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association (“ISDA”) agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

As of April 30, 2020, the Fund is not subject to any Master Netting Arrangements.

(d) Indemnifications In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(e) Federal Income Taxes The Fund qualifies and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As a RIC, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Event-Linked Bonds Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Fund may lose all or a portion of its principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the Fund holds a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis for the specified duration of the bond, as long as the trigger event(s) does not occur. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments. The Fund may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.

(g) Quota Share Notes Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(h) Excess of Loss Notes Excess of Loss Notes provide exposure to a form of reinsurance pursuant to which one party (typically an insurer or reinsurer) purchases protection against losses that exceed a specified threshold up to a set limit.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

For example, under such an arrangement, an insurer may have a book of business with $6 billion of total risk in respect of large, catastrophic losses. The insurer can purchase per-occurrence excess-of-loss reinsurance protection from an SPV for 40% of single-event losses the insurer suffers between $4 billion and $5 billion by paying the SPV a fixed premium. In this example, if the insurer suffered a loss of $5 billion due to one event, it would cover the first $4 billion itself (the amount it retained) and file a reinsurance claim with the SPV to pay 40% of the further $1 billion in losses (i.e., $400 million) and pay the remaining $600 million itself. If the insurer had losses of $6 billion, it would cover the first $4 billion itself, look to the SPV to pay 40% of $1 billion (again paying the $600 million itself) and would further retain the obligation to pay the additional $1 billion that exceeds the reinsurance coverage. The “trigger” for this type of reinsurance contract would be losses in excess of the specified amount.

(i) ILW Notes ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit U.S. Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single U.S. hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as wind speed or earthquake magnitude and location. The Fund, as holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event.

(j) Distributions to Shareholders The Fund intends to distribute to its shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(k) Foreign Securities and Currency Transactions The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in non-U.S. entities. Accordingly, the Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Fund invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The Fund’s investments will consist partially of event-linked bonds, Quota Share Notes, Excess of Loss Notes and ILW Notes that provide the Fund with contractual rights under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the United States. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Fund’s investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

(l) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(m) Restricted Securities The Fund may invest a substantial portion of its assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

(n) COVID-19 An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts present material uncertainty and risk with respect to the Fund’s investment performance and financial results.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made because the Fund intends to be taxed as a RIC and intends to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the year ended October 31, 2019, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID IN CAPITAL
Reinsurance Risk Premium Interval Fund	$44,146,789	$(44,146,788)	$(1)

These differences primarily relate to treatment of realized foreign currency gains/(losses), investment in passive foreign investment companies and controlled foreign corporations, tax treatment of swap contracts, and timing in recognition of investment interest income.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

As of October 31, 2019, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of investments	$5,439,556,161
Unrealized appreciation	123,188,395
Unrealized depreciation	(947,828,137)
Net unrealized appreciation (depreciation)	(824,639,742)
Undistributed ordinary income	82,855,060
Undistributed long-term gains/(capital loss carryover)	(258,613,411)
Distributable loss	(215,758,352)
Other accumulated earnings	4,626,910
Total accumulated loss	$(1,035,771,184)

The difference between book-basis and tax basis unrealized appreciation (depreciation) is attributable primarily to mark-to-market adjustments on passive foreign investment companies, investments in controlled foreign corporations and subsidiaries, and differences in amortization of interest income between book and tax.

The tax character of distributions paid during the year ended October 31, 2019 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Reinsurance Risk Premium Interval Fund	$119,035,401	$—	$—	$119,035,401

The tax character of distributions paid during the year ended October 31, 2018 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Reinsurance Risk Premium Interval Fund	$—	$4,563,668	$—	$4,563,668

At October 31, 2019 the Fund had tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
Reinsurance Risk Premium Interval Fund	$(16,004,692)	$(242,608,719)	$(258,613,411)

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2019 or for any other tax years which are open for exam. As of October 31, 2019, open tax years include the periods ended October 31, 2017, 2018 and 2019. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the year, the Fund did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement The Adviser is the investment adviser of the Fund and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund.

As compensation for its services, the Adviser is paid by the Fund a fee, computed daily and paid monthly in arrears, at an annual rate of 2.00% of the Fund’s average daily net assets.

(b) Custodian, Administrator, and Transfer Agent The custodian to the Fund is U.S. Bank, N.A. The administrator and transfer agent to the Fund is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, an affiliate of U.S. Bank, N.A.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

(c) Distributor ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.

5. Services Agreement

Servicing fees and distribution fees may be paid pursuant to a Distribution and Servicing Plan dated as of March 1, 2018 at the maximum annual rate of 0.05% and servicing fees may be paid pursuant to an amended and restated Services Agreement between the Fund and the Adviser dated as of March 1, 2018, under which the Fund has appointed the Adviser as “servicing agent” to compensate financial intermediaries at an annual rate of 0.05%, in each case, calculated as a percentage of the Fund’s average daily net assets. These fees are paid out of the Fund’s assets on an ongoing basis and may be administered or facilitated by the Distributor. Intermediaries generally receive payments pursuant to both the Distribution and Servicing Plan and the Services Agreement. The Adviser performs certain services and incurs certain expenses through its employees who are registered representatives of a broker-dealer with respect to the promotion of the Fund’s Shares and the Adviser also performs certain services in connection with the servicing of shareholders. If amounts remain from the servicing fees and/or any distribution fees after the intermediaries have been paid, such amounts may be used to compensate the Adviser for the services it provides and for the expenses it bears. The Distributor does not retain any portion of any servicing fees or distribution fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the Services Agreement or the Distribution and Servicing Plan, the Fund will bear such expenses.

6. Related Parties

Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.

7. Investment Transactions

For the period ended April 30, 2020, aggregate purchases and sales of securities (excluding short-term securities) by the Fund were $394,903,122 and $793,417,310, respectively. The Fund did not have any purchases or sales of long-term U.S. government securities during the period ended April 30, 2020.

8. Capital Share Transactions

	PERIOD ENDED APRIL 30, 2020	YEAR ENDED OCTOBER 31, 2019
Shares sold	12,088,165	49,659,412
Shares issued to holders in reinvestment of dividends	4,288,337	11,673,808
Shares repurchased	(171,509,773)	(151,665,540)
Net decrease in shares	(155,133,271)	(90,332,320)
Shares outstanding:
Beginning of period	560,874,595	651,206,915
End of period	405,741,324	560,874,595

The shares repurchased were done so in accordance with Section 23(c) of the 1940 Act as follows:

REPURCHASE REQUEST DEADLINE	REPURCHASE OFFER AMOUNT (SHARES)	SHARES TENDERED
November 22, 2019(1)	28,090,649	38,565,564
February 28, 2020(1)	120,404,464	131,254,957

(1)

In connection with the Repurchase Request Deadline on November 22, 2019 and February 28, 2020, the Fund repurchased an additional amount, 1.9% and 2.0%, respectively, of the shares outstanding on the Repurchase Request Deadline, in order to accommodate shareholder repurchasing requests.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Notes to Consolidated Financial Statements	April 30, 2020 (Unaudited)

9. Line of Credit

As of April 30, 2020, the Fund had an uncommitted line of credit (the “Line”) with U.S. Bank N.A. The Line is for liquidity in connection with shareholder redemptions and portfolio timing differences. Borrowings under the Line must be secured by Fund assets and the Line has a maximum withdrawal capacity of the lesser of 10% of the net market value of the sum of the collateral pledged to U.S. Bank N.A at the time of any new borrowing for any period after the new borrowing or $350,000,000 (the “Maximum Line”). Amounts outstanding under the Line can exceed 10% (up to 15%) of the net market value of collateral pledged if such excess is not due to a new borrowing request, provided that any subsequent borrowing request cannot result in amounts outstanding to exceed the original 10% threshold. The Line has a maturity date of March 4, 2021 and is reviewed annually by the Board of Trustees. During the period ended April 30, 2020, the Fund did not borrow.

10. Subsequent Events Evaluation

In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the consolidated financial statements were available to be issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 through April 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Fund’s transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2019	ENDING ACCOUNT VALUE APRIL 30, 2020	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2019 – APRIL 30, 2020
Actual	$1,000.00	$965.10	$11.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.43	$11.51

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 2.30%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the fiscal year ended October 31, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2019 was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

The percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal period ended October 31, 2019 was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

The percentage of taxable ordinary income distributions designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for the fiscal period ended October 31, 2019 was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.56%

Shareholders should not use the above information to prepare their tax returns. Since the Fund’s fiscal year is not the calendar year, another notification is available with respect to calendar year 2019. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, was made in conjunction with shareholders’ year-end tax reporting and was made available in February 2020. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

2. Availability of Quarterly Portfolio Holdings Schedules

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request by calling 1.855.609.3680.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request, by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

Stone Ridge Funds	Semi-Annual Report	April 30, 2020

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

220 South 6th Street

Minneapolis, MN 55402

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC,

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.stoneridgefunds.com	YQSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940

(the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Filed herewith.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust II

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 7/2/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date 7/2/2020

By (Signature and Title) /s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date 7/2/2020